Advances from Shareholders - Schedule of Advances from Shareholders (Details) (OWP Ventures, Inc.) (Parenthetical) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Nov. 23, 2018	Nov. 21, 2018	Nov. 09, 2018	Oct. 30, 2018	Oct. 25, 2018	May 29, 2018	May 14, 2018	May 03, 2018
Advance from affiliates	$ 307,141	$ 514,141
OWP Ventures, Inc. [Member]
Advance from affiliates		$ 514,141
Short-Term Unsecured Demand Loans [Member]
Debt interest rate	6.00%
Advance from affiliates	$ 514,141		$ 50,000	$ 50,000	$ 50,000	$ 100,000	$ 57,141	$ 15,000	$ 82,000	$ 10,000
Short-Term Unsecured Demand Loans [Member] | OWP Ventures, Inc. [Member]
Debt interest rate		6.00%
Advance from affiliates		$ 514,141	$ 50,000	$ 50,000	$ 50,000	$ 100,000	$ 57,141	$ 15,000	$ 82,000	10,000
Short-Term Unsecured Demand Loans One[Member]
Advance from affiliates		514,141								100,000
Short-Term Unsecured Demand Loans One[Member] | OWP Ventures, Inc. [Member]
Advance from affiliates		$ 514,141								$ 100,000